SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Under Options
Outstanding at beginning of year	564,197	854,656
Granted			568,500
Exercised	(123,545)	(47,644)
Canceled and forfeited	(105,813)	(242,815)
Outstanding at end of year	334,839	564,197	854,656
Exercisable at end of year	193,089	315,822
Weighted Average Exercise Price
Outstanding at beginning of year	$ 2.64	$ 2.53
Granted			$ 2.00
Exercised	0.1	0.1
Canceled and forfeited	2.94	1.93
Outstanding at end of year	2.31	2.64	$ 2.53
Exercisable at end of year	$ 1.73	$ 3.32